Fees Summary	Nov. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 209,374,971
Previously Paid Amount	0
Total Fee Amount	28,915
Total Offset Amount	0
Net Fee	$ 28,915